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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         David M. Knott
                 -------------------------------
   Address:      485 Underhill Boulevard
                 -------------------------------
                 Suite 205
                 -------------------------------
                 Syosset, NY 11791
                 -------------------------------

Form 13F File Number: 28-03121
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David M. Knott
         -------------------------------
Title:   Investment Manager
         -------------------------------
Phone:   (516) 364-0303
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ David M. Knott          Syosset, New York   February 10, 2012
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 108
                                        --------------------

Form 13F Information Table Value Total: $854,616
                                        --------------------
                                            (thousands)

List of Other Included Managers: Dorset Management Corporation ("Dorset")

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
              Column 1              Column 2 Column 3    Column 4       Column 5        Column 6  Column 7         Column 8
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                                                                                                               Voting Authority
                                    Title of              Value     Shrs or   SH/ Put/ Investment  Other   -------------------------
           Name of Issuer            Class     CUSIP       ($)      prn amt   PRN Call discretion Managers    Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
AMAG Pharmaceuticals, Inc.          Common   00163U106   6,336,741    335,100 SH       DEFINED    Dorset      335,100
Amarin Corporation PLC              Common   023111206     739,263     98,700 SH       DEFINED    Dorset       98,700
Amedisys, Inc.                      Common   023436108   2,719,099    249,230 SH       DEFINED    Dorset      249,230
Ameriprise Financial Inc.           Common   03076C106   4,964,000    100,000 SH       DEFINED    Dorset      100,000
Anadarko Petroleum Corporation      Common   032511107     763,300     10,000 SH       SOLE                    10,000
Anadarko Petroleum Corporation      Common   032511107  78,314,580  1,026,000 SH       DEFINED    Dorset    1,026,000
Anadarko Petroleum Corporation      Common   032511107  33,985,932    445,250 SH       DEFINED    Dorset                445,250
Anadarko Petroleum Corporation      Common   032511107     351,118      4,600 SH       OTHER                              4,600
Anchor Bank WA                      Common   032838104      46,500      7,500 SH       SOLE                     7,500
Anchor Bank WA                      Common   032838104      31,000      5,000 SH       OTHER                              5,000
Anheuser-Busch InBev NV             Common   03524A108  17,315,061    283,900 SH       DEFINED    Dorset      283,900
Anheuser-Busch InBev NV             Common   03524A108     359,841      5,900 SH       DEFINED    Dorset                  5,900
Apache Corporation                  Common   037411105  16,304,400    180,000 SH       DEFINED    Dorset                180,000
Apple Inc.                          Common   037833100      20,250         50 SH       SOLE                        50
Apple Inc.                          Common   037833100      20,250         50 SH       OTHER                                 50
Asia Entertainment & Resources Ltd. Common   G0539K108   3,987,228    678,100 SH       DEFINED    Dorset      678,100
Auxilium Pharmaceuticals Inc.       Common   05334D107   4,932,675    247,500 SH       DEFINED    Dorset      247,500
Baker Hughes Incorporated           Common   057224107  21,158,400    435,000 SH       DEFINED    Dorset                435,000
Black Diamond, Inc.                 Common   09202G101   2,142,986    286,879 SH       DEFINED    Dorset      286,879
Cabot Oil & Gas Corporation         Common   127097103   9,867,000    130,000 SH       DEFINED    Dorset                130,000
Cambium Learning Group Inc.         Common   13201A107   1,460,170    483,500 SH       DEFINED    Dorset      483,500
Canadian Natural Resources Ltd.     Common   136385101     880,811     23,570 SH       SOLE                    23,570
Canadian Natural Resources Ltd.     Common   136385101  22,159,165    591,700 SH       DEFINED    Dorset      591,700
Canadian Natural Resources Ltd.     Common   136385101  28,417,060    758,800 SH       DEFINED    Dorset                758,800
Canadian Natural Resources Ltd.     Common   136385101     364,358      9,750 SH       OTHER                              9,750
Capitol Federal Financial, Inc.     Common   14057J101  11,055,320    958,000 SH       DEFINED    Dorset      958,000
Capitol Federal Financial, Inc.     Common   14057J101      23,080      2,000 SH       DEFINED    Dorset                  2,000
Chevron Corporation                 Common   166764100  24,472,000    230,000 SH       DEFINED    Dorset                230,000
China Ceramics Co. Ltd.             Common   G2113X100   3,588,458  1,241,681 SH       DEFINED    Dorset    1,241,681
China Ceramics Co. Ltd.             Common   G2113X100      50,286     17,400 SH       DEFINED    Dorset                 17,400
Citizens Community Bancorp Inc.     Common   174903104      75,000     15,000 SH       SOLE                    15,000
Columbia Laboratories, Inc.         Common   197779101       1,500        600 SH       OTHER                      600
Columbia Laboratories, Inc.         Common   197779101  10,261,705  4,104,682 SH       DEFINED    Dorset    4,104,682
Columbia Laboratories, Inc.         Common   197779101     333,250    133,300 SH       DEFINED    Dorset                133,300
Cott Corporation                    Common   22163N106   1,171,872    187,200 SH       DEFINED    Dorset      187,200
Cott Corporation                    Common   22163N106      24,414      3,900 SH       DEFINED    Dorset                  3,900
Devon Energy Corp.                  Common   25179M103  17,980,000    290,000 SH       DEFINED    Dorset                290,000
Eagle Materials Inc.                Common   26969P108      47,856      1,865 SH       SOLE                     1,865
Eagle Materials Inc.                Common   26969P108       5,850        228 SH       OTHER                                228
Elster Group SE                     Common   290348101   5,016,738    386,200 SH       DEFINED    Dorset      386,200
Essex Rental Corporation            Common   297187106   7,076,360  2,398,766 SH       DEFINED    Dorset    2,398,766
Essex Rental Corporation            Common   297187106     934,855    316,900 SH       DEFINED    Dorset                316,900
Express Scripts, Inc.               Common   302182100   8,643,046    193,400 SH       DEFINED    Dorset      193,400

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
              Column 1              Column 2 Column 3    Column 4       Column 5        Column 6  Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Voting Authority
                                    Title of              Value     Shrs or   SH/ Put/ Investment  Other   -------------------------
           Name of Issuer            Class     CUSIP       ($)      prn amt   PRN Call discretion Managers    Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
FMC Technologies, Inc.              Common   302490101  16,452,450    315,000 SH       DEFINED    Dorset                315,000
Fusion-io, Inc.                     Common   36112J107   2,341,350     96,750 SH       DEFINED    Dorset       96,750
FutureFuel Corporation              Common   36116M106  22,815,540  1,837,000 SH       DEFINED    Dorset    1,837,000
FutureFuel Corporation              Common   36116M106      12,420      1,000 SH       DEFINED    Dorset                  1,000
Green Mountain Coffee Roasters,
 Inc.                               Common   393122106   1,735,695     38,700 SH       DEFINED    Dorset       38,700
Halliburton Company                 Common   406216101  13,804,000    400,000 SH       DEFINED    Dorset                400,000
Helmerich & Payne, Inc.             Common   423452101  17,799,800    305,000 SH       DEFINED    Dorset                305,000
Hess Corporation                    Common   42809H107  28,701,040    505,300 SH       DEFINED    Dorset                505,300
InterOil Corporation                Common   460951106   3,200,738     62,600 SH       DEFINED    Dorset       62,600
JPMorgan Chase & Co.                Common   46625H100     448,875     13,500 SH       SOLE                    13,500
JPMorgan Chase & Co.                Common   46625H100  32,242,525    969,700 SH       DEFINED    Dorset      969,700
JPMorgan Chase & Co.                Common   46625H100   2,397,325     72,100 SH       DEFINED    Dorset                 72,100
JPMorgan Chase & Co.                Common   46625H100     219,450      6,600 SH       OTHER                              6,600
KB Home                             Common   48666K109   2,315,712    344,600 SH       DEFINED    Dorset      344,600
KB Home                             Common   48666K109      59,136      8,800 SH       DEFINED    Dorset                  8,800
Kid Brands, Inc.                    Common   49375T100   1,580,000    500,000 SH       DEFINED    Dorset      500,000
Kraft Foods Inc.                    Common   50075N104     298,880      8,000 SH       SOLE                     8,000
Kraft Foods Inc.                    Common   50075N104      74,720      2,000 SH       OTHER                              2,000
Ligand Pharmaceuticals Incorporated Common   53220K207  18,362,380  1,546,957 SH       DEFINED    Dorset    1,546,957
Ligand Pharmaceuticals Incorporated Common   53220K207   1,100,931     92,749 SH       DEFINED    Dorset                 92,749
Magellan Health Services Inc.       Common   559079207      47,095        952 SH       DEFINED    Dorset          952
Magellan Health Services Inc.       Common   559079207       4,898         99 SH       DEFINED    Dorset                     99
MELA Sciences, Inc.                 Common   55277R100     332,100     90,000 SH       DEFINED    Dorset       90,000
MetLife, Inc.                       Common   59156R108   1,870,800     60,000 SH       DEFINED    Dorset       60,000
Millicom International Cellular SA  Common   L6388F110   7,705,537     76,300 SH       DEFINED    Dorset       76,300
Murphy Oil Corporation              Common   626717102  18,951,600    340,000 SH       DEFINED    Dorset                340,000
National Oilwell Varco Inc.         Common   637071101  24,476,400    360,000 SH       DEFINED    Dorset                360,000
Noble Corporation                   Common   H5833N103  19,643,000    650,000 SH       DEFINED    Dorset                650,000
Noble Energy, Inc.                  Common   655044105  33,036,500    350,000 SH       DEFINED    Dorset                350,000
Northfield Bancorp Inc.             Common   66611L105     110,236      7,785 SH       SOLE                     7,785
OBA Financial Services, Inc.        Common   67424G101     143,400     10,000 SH       SOLE                    10,000
OBA Financial Services, Inc.        Common   67424G101     358,500     25,000 SH       DEFINED    Dorset       25,000
OBA Financial Services, Inc.        Common   67424G101      71,700      5,000 SH       OTHER                              5,000
Onyx Pharmaceuticals, Inc.          Common   683399109   3,646,444     82,968 SH       DEFINED    Dorset       82,968
Orient-Express Hotels Ltd.          Common   G67743107   1,195,947    160,100 SH       DEFINED    Dorset      160,100
Petroleo Brasileiro SA              Common   71654V408  11,182,500    450,000 SH       DEFINED    Dorset                450,000
Pfizer Inc.                         Common   717081103     980,876     45,327 SH       SOLE                    45,327
Pfizer Inc.                         Common   717081103  36,763,677  1,698,876 SH       DEFINED    Dorset    1,698,876
Pfizer Inc.                         Common   717081103   1,532,112     70,800 SH       DEFINED    Dorset                 70,800
Pfizer Inc.                         Common   717081103     346,240     16,000 SH       OTHER                             16,000
Pioneer Natural Resources Company   Common   723787107  30,423,200    340,000 SH       DEFINED    Dorset                340,000
PulteGroup, Inc.                    Common   745867101   2,507,594    397,400 SH       DEFINED    Dorset      397,400
QLT Inc.                            Common   746927102   1,747,822    242,753 SH       DEFINED    Dorset      242,753

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
              Column 1              Column 2 Column 3    Column 4       Column 5        Column 6  Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Voting Authority
                                    Title of              Value     Shrs or   SH/ Put/ Investment  Other   -------------------------
           Name of Issuer            Class     CUSIP       ($)      prn amt   PRN Call discretion Managers    Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics, Inc.                Common   752182105  17,788,503  2,732,489 SH       DEFINED    Dorset    2,732,489
Rand Logistics, Inc.                Common   752182105       5,859        900 SH       DEFINED    Dorset                    900
Repsol YPF SA                       Common   76026T205   8,847,900    290,000 SH       DEFINED    Dorset                290,000
Schlumberger Limited                Common   806857108  27,324,000    400,000 SH       DEFINED    Dorset                400,000
Seacoast Banking Corporation        Common   811707306     190,000    125,000 SH       DEFINED    Dorset      125,000
SeaCube Container Leasing Ltd.      Common   G79978105   3,341,136    225,600 SH       DEFINED    Dorset      225,600
SM Energy Company                   Common   78454L100  16,082,000    220,000 SH       DEFINED    Dorset                220,000
Standard Financial Corp.            Common   853393106     306,000     20,000 SH       DEFINED    Dorset       20,000
State Investors Bancorp, Inc.       Common   857030100     327,600     30,000 SH       DEFINED    Dorset       30,000
Target Corporation                  Common   87612E106  17,245,774    336,700 SH       DEFINED    Dorset      336,700
Target Corporation                  Common   87612E106     363,662      7,100 SH       DEFINED    Dorset                  7,100
The Stephan Co.                     Common   858603103     375,015    168,168 SH       DEFINED    Dorset      168,168
Toll Brothers, Inc.                 Common   889478103   2,042,000    100,000 SH       DEFINED    Dorset      100,000
Total SA                            Common   89151E109      61,332      1,200 SH       SOLE                     1,200
Total SA                            Common   89151E109      61,332      1,200 SH       OTHER                              1,200
U.S. Bancorp                        Common   902973304   5,226,060    193,200 SH       DEFINED    Dorset      193,200
Wells Fargo & Company               Common   949746101   5,341,128    193,800 SH       DEFINED    Dorset      193,800
Wells Fargo & Company               Common   949746101     112,996      4,100 SH       DEFINED    Dorset                  4,100
Westway Group Inc.                  Common   96169B100  15,829,912  2,826,770 SH       DEFINED    Dorset    2,826,770
Westway Group Inc.                  Common   96169B100     170,083     30,372 SH       DEFINED    Dorset                 30,372
Whiting Petroleum Corporation       Common   966387102  11,205,600    240,000 SH       DEFINED    Dorset                240,000
YPF Sociedad Anonima                Common   984245100  10,924,200    315,000 SH       DEFINED    Dorset                315,000

                             Total:                    854,616,015 37,944,516                              29,177,318 8,767,198    0
                                                       ----------- ----------                              ---------- --------- ----